Summary of Significant Accounting Policies - Schedule of Exchange Rates Applied for Foreign Currency (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
RMB exchange rate at balance sheets dates,	6.5249	6.9762
Average exchange rate for each year	6.9010	6.8944	6.6174